Note 24 - Non-Current Assets and Disposal Groups Held for Sale - Components of Other Non-Current Assets and Disposal Groups Held for Sale (Detail: Text Values) € in Millions	Dec. 31, 2023 EUR (€)
Sale of the Italian financial advisors business to Zurich Italy [Abstract]
Sale of the Italian financial advisors business to Zurich Italy Pre-tax gain on sale recorded	€ 312